RENN FUND, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 12.04%
95,292	Fidelity Government Cash Reserves Portfolio - Institutional Class, 3.31% (1)	$95,292	$95,292
2,716,756	Fidelity Investment Money Market Funds Government Portfolio - Class III, 3.28%(1)	2,716,756	2,716,756
	Total Money Market Funds	2,812,048	2,812,048

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(2)(3)(6)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 87.11%
	Accomodations – 0.23%
2,000	Civeo Corp.(3)(5)	54,150	52,920

	Communication Services – 0.03%
400	IG Port, Inc.	6,557	3,113
200	TOEI Animation Co. Ltd.	4,839	3,270
		11,396	6,383

	Electric Power Generation, Transmission and Distribution – 3.85%
60,500	Hawaiian Electric Industries, Inc.(3)	671,407	897,821

	Financial Services – 0.65%
973	Associated Cap Group - Class A	40,594	38,239
72	Burford Capital, Ltd.	611	325
2	Circle Internet Group, Inc.(3)	187	191
2	Fairfax Financial Holdings Ltd.(5)	2,734	3,404
416	Fairfax India Holdings Corp.(3)(5)(8)	6,734	6,698
40	Partners Value Investments LP.(3)(5)	781	769
113,964	Tetra Digital Group, Inc.(2)(3)(4)	100,000	98,308
2	White Mountains Insurance Group, Inc.(5)	3,456	4,394
		155,097	152,328

	Hospitality – 0.87%
7,300	Carnival Corp.(5)	104,635	188,924
50	Royal Caribbean Ltd.	2,940	13,759
		107,575	202,683

	Industrial Specialties – 0.64%
100,000	Nocopi Technologies, Inc. (3)(8)	150,000	150,000

	Live Sports (Spectator Sports) – 1.33%
5,091	Big League Advance, LLC(2)(3)(4)	280,000	311,162

	Metal Mining – 2.63%
3	Anglo American PLC - ADR	46	65
19,510	Mesabi Trust	534,586	614,565
1	Valterra Platnium Ltd. - ADR	7	14
		534,639	614,644

	Medicinal Chemicals and Botanical Products – 9.39%
154,456	FitLife Brands, Inc.(3)	9,131,687	2,193,275

	Oil and Gas – 38.38%
19,835	Permian Basin Royalty Trust	308,899	426,849
808,445	PetroHunter Energy Corporation(2)(3)(6)	101,056	-
16,306	PrairieSky Royalty Ltd.	207,079	377,437
100	Sabine Royalty Trust	8,002	7,534
17,172	Texas Pacific Land Corp.	1,079,738	8,149,144
		1,704,774	8,960,964
	Oilfield Services – 0.17%
1,400	Liberty Energy, Inc.	27,247	40,320

	Other Financial Investment Activities – 3.26%
103,800	Urbana Corp.	420,788	717,072
6,900	Urbana Corp. Class A	23,305	42,905
		444,093	759,977

	Pipelines – 0.04%
201	Western Midstream Partners, LP.	8,773	8,275

	Real Estate – 0.03%
1	Aztec Land and Cattle Company, Ltd.	1,300	1,975
240	Tejon Ranch(3)	4,227	4,522
		5,527	6,497

	Real Estate Ops - Development – 0.86%
40,000	Bolt data and Energy, Inc. (2)(3)(4)	200,000	200,000
124	Fermi, Inc. (3)	1,335	724
		201,335	200,724

	Remediation and Other Water Management Services – 0.00%
100	Pure Cycle Corp.(3)	1,029	1,006
		1,029	1,006

	Securities and Commodity Exchanges – 2.84%
720	Bakkt Holdings, Inc.(3)	16,978	5,299
3,000	CNSX Markets, Inc.(2)(3)(4)	13,502	15,096
837	Diamond Standard, Inc.(2)(3)(4)	7,533	7,508
240	Intercontinental Exchange, Inc.	30,806	37,747
7,000	Miami International, Inc.(3)(9)	105,000	272,440
5,774	Miami International Holdings, Inc.(3)(8)	126,062	224,724
4,350	TXSE Group, Inc.(2)(3)(4)	100,050	100,050
		399,931	662,864

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 1.88%
1,652	Grayscale Bitcoin Mini Trust(3)	39,871	49,543
4	Grayscale Ethereum Classic Trust(3)	46	18
7,282	Grayscale Bitcoin Trust(3)	249,806	384,198
114	iShares Bitcoin Trust(3)	4,037	4,380
4	iShares Silver Trust ETF(3)	111	273
		293,871	438,412

	Software Publisher – 0.86%
11,621	SB Technology, Inc.(2)(3)(4)	199,997	199,997

	Support Activities for Water Transportation – 6.34%
21,448	Landbridge Company LLC	368,273	1,480,984

	Surgical & Medical Instruments & Apparatus – 9.72%
615,000	Apyx Medical Corp.(3)	1,470,958	2,269,350

	Water, Sewage and Other Systems – 2.26%
19,664	Waterbridge Infrastructure LLC - Class A.(3)	393,280	526,799

	Total Common Equities	16,615,039	20,137,385

	OPEN ENDED MUTUAL FUNDS – 0.13%
824	Kinetics Spin-Off and Corporate Restructuring Fund(7)	13,168	29,433
	Total Open Ended Mutual Funds	13,168	29,433

	PREFERRED STOCKS – 1.40%
22,633	Diamond Standard, Inc. Junior-1 Preferred(2)(3)(4)	135,800	237,194
8,333	Diamond Standard, Inc. Junior-2 Preferred(2)(3)(4)	49,998	90,080
	Total Preferred Stocks	185,798	327,274

	TOTAL INVESTMENTS – 100.68%	$20,166,278	$23,306,140
	OTHER ASSETS LESS LIABILITIES – 0.18%		41,116
	NET ASSETS - 100.00%		$23,347,256

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – (0.10)%
	EXCHANGE TRADED FUNDS – (0.08)%
(105)	Direxion Daily Energy Bear 2X Shares ETF	(1,900)	(1,079)
(32)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(10,708)	(1,632)
(32)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(9,886)	(1,111)
(190)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(8,318)	(3,097)
(38)	Direxion Daily S&P Oil & Gas Bear 2X Shares ETF	(309)	(157)
(41)	ProShares Ultra VIX Short-Term Futures ETF(3)	(3,485)	(2,144)
(6)	ProShares Ultra Bloomberg Crude Oil ETF(3)	(247)	(236)
(22)	ProShares Ultra Bloomberg Natural Gas ETF(3)	(396)	(355)
(24)	ProShares UltraShort ETF(3)	(1,405)	(540)
(1)	ProShares UltraShort Bitcoin ETF	(42)	(57)
(72)	ProShares UltraShort Bloomberg Natural Gas ETF(3)	(2,094)	(1,563)
(54)	ProShares UltraShort Energy ETF	(1,578)	(908)
(94)	ProShares UltraShort NASDAQ ETF	(970)	(830)
(113)	ProShares VIX Short-Term Futures ETF(3)	(5,668)	(3,882)
(10)	2X Long Vix Futures ETF(3)(5)	(101)	(87)
	Total Exchange Traded Funds	(47,107)	(17,678)

	EXCHANGE TRADED NOTES – (0.02)%
(136)	iPath Series B S&P VIX Short-Term Futures ETN(3)(5)	(7,640)	(4,855)
	Total Exchange Traded Notes	(7,640)	(4,855)

	TOTAL SECURITIES SOLD SHORT – (0.10)%	$(54,747)	$(22,533)

ADR - American Depository Receipt

(1)	The rate is the annualized seven-day yield at period end.
(2)	See Annual Report Note 5 - Fair Value Measurements.
(3)	Non-Income Producing.
(4)	Security is a private company thats is illiquid and valued at fair value.
(5)	Foreign security denominated in U.S. Dollars.
(6)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(7)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $381,422, which represents 1.63% of Net Assets.
(9)	Security is restricted.

See accompanying Consolidated Notes to Schedule of Investments.

RENN Fund, Inc.

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate	$19,331	$-	$-	$-	$10,102	$29,433	$-	$-
Restructuring Fund
Total	$19,331	$-	$-	$-	$10,102	$29,433	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate	824	-	-	-	824
Restructuring Fund	824	-	-	-	824